NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS	12 Months Ended
Dec. 31, 2018
Notes To Consolidated Statement Of Cash Flows
NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS

20.

NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS

(a)

Major non-cash transactions

In the year 2016, the Group received a deemed contribution from a related party of the Company amounting to CNY55.56 million (Note 16(b)). No major non-cash transactions incurred in the years 2017 and 2018.

(b)

Changes in liabilities arising from financing activities

	Due to related companies	Due to the Shareholder	Total
	CNY	CNY	CNY
Year ended December 31, 2018
At January 1, 2018	13,747	11,573	25,320
Changes from financing cash flows	(9,213)	(4,600)	(13,813)
Changes from operating activities	(493)	—	(493)
At December 31, 2018	4,041	6,973	11,014

Due to related companies
CNY
Year ended December 31, 2017
At January 1, 2017	21,007
Changes from financing cash flows	12,630
Decrease arising from disposal of discontinued operations	(18,607)
Changes from operating activities	271
Foreign exchange movement	(1,554)
At December 31, 2017	13,747